Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 60% Portfolio
March 31, 2025
VIPFM-60-NPRT1-0525
1.856870.117
Alternative Funds - 1.0%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $52,930,946)	5,204,762	65,996,386

Bond Funds - 33.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,557,554	50,851,616
Fidelity High Income Fund (b)	6,601,684	51,625,166
Fidelity Inflation-Protected Bond Index Fund (b)	15,753,968	145,881,743
Fidelity Long-Term Treasury Bond Index Fund (b)	7,620,520	72,547,351
Fidelity New Markets Income Fund (b)	282,852	3,631,825
Fidelity Total Bond Fund (b)	101,436,998	969,737,705
VIP Investment Grade Bond II Portfolio - Investor Class (b)	102,450,659	970,207,742
TOTAL BOND FUNDS (Cost $2,300,112,292)		2,264,483,148

Domestic Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,661,901	66,426,183
Fidelity Commodity Strategy Fund (b)	233,470	23,195,269
Fidelity Contrafund (b)	3,422,311	68,514,661
Fidelity Enhanced Large Cap Core ETF (b)	1,857,993	57,950,802
Fidelity Fundamental Small-Mid Cap ETF (b)	2,780,639	70,183,328
Fidelity Real Estate Investment Portfolio (b)	855,027	34,107,036
Fidelity Stock Selector Small Cap Fund (b)	4,788,630	162,190,913
VIP Stock Selector Portfolio - Investor Class (b)	160,977,856	1,839,976,891
VIP Value Strategies Portfolio - Investor Class (b)	6,738,991	93,402,420
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,205,687,504)		2,415,947,503

International Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Canada Fund (b)	793,565	53,129,165
Fidelity Emerging Markets Discovery Fund (b)	3,426,012	53,034,671
Fidelity Emerging Markets Fund (b)	11,635,405	437,840,278
Fidelity Enhanced International ETF (b)	4,491,183	133,657,606
Fidelity Global Commodity Stock Fund (b)	682,367	12,698,854
Fidelity Infrastructure Fund (b)	476,038	6,883,504
Fidelity International Capital Appreciation Fund (b)	3,544,474	99,954,177
Fidelity International Discovery Fund (b)	2,447,846	121,780,348
Fidelity International Small Cap Fund (b)	1,627,428	52,240,444
Fidelity International Small Cap Opportunities Fund (b)	3,493,288	70,040,434
Fidelity International Value Fund (b)	7,591,091	86,917,992
Fidelity Japan Smaller Companies Fund (b)	3,312,153	53,126,936
Fidelity Overseas Fund (b)	7,622,937	508,144,982
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,274,052,403)		1,689,449,391

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (d)	4.25	160,000	159,697
US Treasury Bills 0% 4/3/2025 (d)	4.26	1,710,000	1,709,597
US Treasury Bills 0% 5/1/2025 (d)	4.23	830,000	827,073
US Treasury Bills 0% 5/15/2025 (d)	4.27	20,000	19,896
US Treasury Bills 0% 5/8/2025 (d)	4.26	730,000	726,823
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	210,000	208,240
US Treasury Bills 0% 6/20/2025 (d)	4.24	60,000	59,439
US Treasury Bills 0% 6/5/2025 (d)	4.24 to 4.25	1,130,000	1,121,441
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,832,250)			4,832,206

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $353,985,892)	4.32	353,915,109	353,985,892

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,191,601,287)	6,794,694,526
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(24,710,141)
NET ASSETS - 100.0%	6,769,984,385

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	480	Jun 2025	57,991,200	(2,063,709)	(2,063,709)
ICE MSCI Emerging Markets Index Contracts (United States)	1,262	Jun 2025	70,091,480	(1,750,232)	(1,750,232)

TOTAL EQUITY CONTRACTS					(3,813,941)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	592	Jun 2025	65,841,500	1,409,516	1,409,516

TOTAL FUTURES CONTRACTS					(2,404,425)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,717,233.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,767,658	322,824,202	177,605,968	2,732,560	-	-	353,985,892	353,915,109	0.6%
Total	208,767,658	322,824,202	177,605,968	2,732,560	-	-	353,985,892

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	72,650,776	4,073,270	-	-	-	(10,297,863)	66,426,183	1,661,901
Fidelity Canada Fund	52,877,619	817,608	1,577,479	-	(63,072)	1,074,489	53,129,165	793,565
Fidelity Commodity Strategy Fund	18,829,687	3,088,587	427,158	-	(41,276)	1,745,429	23,195,269	233,470
Fidelity Contrafund	72,225,823	1,637,554	1,896,886	594,042	323,818	(3,775,648)	68,514,661	3,422,311
Fidelity Emerging Markets Discovery Fund	50,757,926	2,443,421	975,439	-	(9,672)	818,435	53,034,671	3,426,012
Fidelity Emerging Markets Fund	438,241,212	21,083,374	15,923,836	-	(296,063)	(5,264,409)	437,840,278	11,635,405
Fidelity Enhanced International ETF	123,642,268	-	-	988,060	-	10,015,338	133,657,606	4,491,183
Fidelity Enhanced Large Cap Core ETF	66,418,460	56,459,512	60,662,512	274,486	(1,879,279)	(2,385,379)	57,950,802	1,857,993
Fidelity Enhanced Mid Cap ETF	27,193,328	27,315,028	51,776,895	32,058	(607,358)	(2,124,103)	-	-
Fidelity Enhanced Small Cap ETF	39,359,760	25,110,890	59,301,447	-	(2,544,960)	(2,624,243)	-	-
Fidelity Floating Rate High Income Fund	51,163,318	1,457,207	995,339	906,361	(4,108)	(769,462)	50,851,616	5,557,554
Fidelity Fundamental Small-Mid Cap ETF	15,140,993	60,566,831	112,715	125,129	3,296	(5,415,077)	70,183,328	2,780,639
Fidelity Global Commodity Stock Fund	10,338,744	2,103,519	234,257	-	1,321	489,527	12,698,854	682,367
Fidelity Hedged Equity Fund	87,581,711	-	19,040,555	-	4,020,480	(6,565,250)	65,996,386	5,204,762
Fidelity High Income Fund	51,648,384	1,303,719	995,339	752,853	(3,141)	(328,457)	51,625,166	6,601,684
Fidelity Inflation-Protected Bond Index Fund	99,263,205	44,205,697	2,282,005	-	3,112	4,691,734	145,881,743	15,753,968
Fidelity Infrastructure Fund	6,531,236	-	-	-	-	352,268	6,883,504	476,038
Fidelity International Capital Appreciation Fund	98,790,491	1,303,911	2,510,726	-	(30,270)	2,400,771	99,954,177	3,544,474
Fidelity International Discovery Fund	118,807,090	1,707,166	3,289,308	-	(21,627)	4,577,027	121,780,348	2,447,846
Fidelity International Small Cap Fund	50,393,862	670,318	1,291,836	-	(11,210)	2,479,310	52,240,444	1,627,428
Fidelity International Small Cap Opportunities Fund	67,510,200	889,013	-	-	-	1,641,221	70,040,434	3,493,288
Fidelity International Value Fund	77,138,698	889,013	1,710,817	-	12,450	10,588,648	86,917,992	7,591,091
Fidelity Japan Smaller Companies Fund	51,669,588	-	-	-	-	1,457,348	53,126,936	3,312,153
Fidelity Long-Term Treasury Bond Index Fund	67,144,997	4,047,625	1,320,129	663,130	(7,454)	2,682,312	72,547,351	7,620,520
Fidelity New Markets Income Fund	3,531,269	47,763	-	50,824	-	52,793	3,631,825	282,852
Fidelity Overseas Fund	482,884,065	6,445,662	12,396,509	-	24,960	31,186,804	508,144,982	7,622,937
Fidelity Real Estate Investment Portfolio	33,288,385	367,257	663,556	-	(13,076)	1,128,026	34,107,036	855,027
Fidelity Stock Selector Small Cap Fund	109,258,326	73,050,533	3,315,733	-	(121,507)	(16,680,706)	162,190,913	4,788,630
Fidelity Total Bond Fund	1,028,036,827	54,920,340	130,364,303	10,427,454	(4,439,563)	21,584,404	969,737,705	101,436,998
VIP Investment Grade Bond II Portfolio - Investor Class	1,023,590,740	44,703,530	126,042,800	210,706	(6,456,378)	34,412,650	970,207,742	102,450,659
VIP Stock Selector Portfolio - Investor Class	2,067,435,170	63,643,679	167,994,140	-	24,368,420	(147,476,238)	1,839,976,891	160,977,856
VIP Value Strategies Portfolio - Investor Class	97,917,265	7,118,107	1,894,807	1,854,235	(69,121)	(9,669,024)	93,402,420	6,738,991
	6,661,261,423	511,470,134	668,996,526	16,879,338	12,138,722	(79,997,325)	6,435,876,428

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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